Condensed Consolidated Balance Sheets (parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Condensed Consolidated Balance Sheets
Ordinary shares, par value	$ 1.00	$ 1.00
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, issued	66,532,683	66,447,037